Common and Preferred Stock Reserved for Future Issuances:	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Common And Preferred Stock Reserved For Future Issuances [Abstract]
Common And Preferred Stock Reserved For Future Issuances [Text Block]
Note 11 – Common and Preferred Stock Reserved for Future Issuances:

Common stock reserved for future issuances consisted of the following at September 30, 2015:

Common Stock Reserved
Common stock warrants outstanding	1,375,432

Common stock options outstanding	7,737,952
Conversion of Series A Preferred Stock	16,755,894
Total	25,869,278

On February 9, 2015, the holders of placement agent warrants to purchase an aggregate of 1,325,000 shares of our Series A Preferred Stock entered into Conversion Agreements with us pursuant to which such holders’ placement agent warrants to purchase Series A Preferred Stock were converted, for no additional consideration, into common stock purchase warrants to purchase an aggregate of 1,325,000 shares of our common stock.

Note 11 – Common and Preferred Stock Reserved for Future Issuances:

Common stock and preferred stock reserved for future issuances consisted of the following at December 31, 2014:

	Common Stock Reserved	Preferred Stock Reserved
Common stock warrants outstanding	286,772	0
Preferred stock warrants outstanding	1,325,000	1,325,000
Common stock options outstanding	7,769,202	0
Conversion of Series A Preferred Stock	21,363,000	0
Total	30,743,974	1,325,000

On February 9, 2015, the holders of the Preferred stock warrants outstanding agreed to convert these warrants to Common stock warrants with the same terms as the Preferred stock warrants (See Subsequent Events – Note 12)